UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED March 31, 2012

                          Check here if Amendment [ ]
                        This Amendment (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Minerva Advisors LLC
Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004
Form 13F File Number: 28-14665

===============================================================================
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Beth N. Lowson
Title: Attorney-In-Fact for David P. Cohen, President
       of Minerva Advisors LLC
Phone: (914) 220-1919 for Beth N. Lowson or (484) 434-2258 for David P. Cohen


Signature, Place, and Date of Signing:

Minerva Advisors LLC
  By: Mr. David P. Cohen, President
      By: /s/ Beth N. Lowson
	  Beth N. Lowson
	  White Plains, New York
	  May 14, 2012

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Managers: 0
Form 13F Information Table Entry Total: 149
Form 13F Information Table Value Total: 142,308 (thousands)

List of Other Included Managers:

No.	Name					Form 13F File Number

-----------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                  2          3          4                 5                6               7                 8
-----------------------  ---------  ----------  --------  ---------------------  -------------   ----------  -----------------------
                          TITLE OF               VALUE    SHARES OR  SH/   PUT/   INVSTMT         OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP     (x$1000)  PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                  <F1>                         <F1>
-----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
AEHR TEST SYSTEMS        COM        00760J108   17        18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS        COM        00760J108   39        40602      SH          SOLE            N/A         40602
AEROSONIC CORP DEL       COM PAR    008015307   284       115600     SH          SHARED-OTHER    N/A                  115600
                         $0.40
AEROSONIC CORP DEL       COM PAR    008015307   416       168948     SH          SOLE            N/A         168948
                         $0.40
AH BELO CORP             COM CL A   001282102   1506      307933     SH          SHARED-OTHER    N/A                  307933
AH BELO CORP             COM CL A   001282102   2112      431880     SH          SOLE            N/A         431880
ALLIANCE FIBER OPTIC     COM NEW    018680306   282       29760      SH          SHARED-OTHER    N/A                  29760
PRODS I
ALLIANCE FIBER OPTIC     COM NEW    018680306   62        6600       SH          SOLE            N/A         6600
PRODS I
AMERISERV FINANC INC     COM        03074A102   99        38000      SH          SHARED-OTHER    N/A                  38000
AMERISERV FINANC INC     COM        03074A102   37        14200      SH          SOLE            N/A         14200
AMPCO PITTSBURGH CORP    COM        032037103   713       35400      SH          SHARED-OTHER    N/A                  35400
AMPCO PITTSBURGH CORP    COM        032037103   473       23500      SH          SOLE            N/A         23500
APCO OIL & GAS INTL      SHS        G0471F109   1836      26934      SH          SHARED-OTHER    N/A                  26934
APCO OIL & GAS INTL      SHS        G0471F109   2185      32055      SH          SOLE            N/A         32055
ARGAN INC                COM        04010E109   215       13378      SH          SHARED-OTHER    N/A                  13378
ARGAN INC                COM        04010E109   294       18323      SH          SOLE            N/A         18323
ASML HOLDINGS            NY REG SHS N07059186   1148      22890      SH          SHARED-OTHER    N/A                  22890
ASML HOLDINGS            NY REG SHS N07059186   77        1528       SH          SOLE            N/A         1528
ASTRONICS CORP           COM        046433108   2194      62749      SH          SHARED-OTHER    N/A                  62749
ASTRONICS CORP           COM        046433108   3018      86331      SH          SOLE            N/A         86331
ATRION CORP              COM        049904105   389       1850       SH          SHARED-OTHER    N/A                  1850
ATRION CORP              COM        049904105   1363      6492       SH          SOLE            N/A         6492
ATS CORP                 COM        00211E104   2498      778166     SH          SHARED-OTHER    N/A                  778166
ATS CORP                 COM        00211E104   3971      1237221    SH          SOLE            N/A         1237221
BARCLAYS BK PLC          IPTH S&P   06740C261   336       20000      SH          SOLE            N/A         20000
                         VIX NEW
BCSB BANCORP INC         COM        055367106   47        3710       SH          SHARED-OTHER    N/A                  3710
BCSB BANCORP INC         COM        055367106   158       12396      SH          SOLE            N/A         12396
BELO CORP                COM SER A  080555105   1460      203600     SH          SHARED-OTHER    N/A                  203600
BELO CORP                COM SER A  080555105   2007      279900     SH          SOLE            N/A         279900
BENEFICIAL MUTUAL        COM        08173R104   218       24916      SH          SOLE            N/A         24916
BANCORP IN
BREEZE EASTERN CORP      COM        106764103   109       13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP     COM        133034108   2666      75851      SH          SHARED-OTHER    N/A                  75851
CAMDEN NATIONAL CORP     COM        133034108   1413      40185      SH          SOLE            N/A         40185
CAPITAL SR LIVING CORP   COM        140475104   323       34994      SH          SHARED-OTHER    N/A                  34994
CAPITAL SR LIVING CORP   COM        140475104   495       53598      SH          SOLE            N/A         53598
CENTURY BANCORP INC      CL A       156432106   722       26450      SH          SHARED-OTHER    N/A                  26450
MASS                     NON VTG
CENTURY BANCORP INC      CL A       156432106   264       9663       SH          SOLE            N/A         9663
MASS                     NON VTG
CFS BANCORP INC          COM        12525D102   48        8700       SH          SHARED-OTHER    N/A                  8700
CFS BANCORP INC          COM        12525D102   53        9700       SH          SOLE            N/A         9700
CHASE CORP               COM        16150R104   3937      249988     SH          SHARED-OTHER    N/A                  249988
CHASE CORP               COM        16150R104   2918      185274     SH          SOLE            N/A         185274
CHARTER FINL CORP WEST   COM        16122M100   376       42000      SH          SHARED-OTHER    N/A                  42000
PT GA
CHARTER FINL CORP WEST   COM        16122M100   654       73000      SH          SOLE            N/A         73000
PT GA
CIMATRON LTD             ORD        M23798107   161       40552      SH          SHARED-OTHER    N/A                  40552
CIMATRON LTD             ORD        M23798107   510       128071     SH          SOLE            N/A         128071
CITIZENS & NORTHERN      COM        172922106   326       16400      SH          SHARED-OTHER    N/A                  16400
CORP
CITIZENS & NORTHERN      COM        172922106   527       26500      SH          SOLE            N/A         26500
CORP
CMS BANCORP INC          COM        12600U102   57        7800       SH          SHARED-OTHER    N/A                  7800
CMS BANCORP INC          COM        12600U102   87        11975      SH          SOLE            N/A         11975
COMMUNITY BANK SYS INC   COM        203607106   401       13938      SH          SHARED-OTHER    N/A                  13938
DAWSON GEOPHYSICAL CO    COM        239359102   1107      32271      SH          SHARED-OTHER    N/A                  32271
DAWSON GEOPHYSICAL CO    COM        239359102   940       27387      SH          SOLE            N/A         27387
DELUXE CORP              COM        248019101   843       36000      SH          SHARED-OTHER    N/A                  36000
DELUXE CORP              COM        248019101   206       8800       SH          SOLE            N/A         8800
DONEGAL GROUP INC        CL B       257701300   197       11940      SH          SHARED-OTHER    N/A                  11940
DONEGAL GROUP INC        CL B       257701300   173       10487      SH          SOLE            N/A         10487
DONEGAL GROUP INC        CL A       257701201   326       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC        CL A       257701201   17        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC      COM        258278100   3284      64926      SH          SHARED-OTHER    N/A                  64926
DORMAN PRODUCTS INC      COM        258278100   1487      29405      SH          SOLE            N/A         29405
EAGLE BANCORP MONT INC   COM        26942G100   85        8400       SH          SHARED-OTHER    N/A                  8400
EAGLE BANCORP MONT INC   COM        26942G100   172       17018      SH          SOLE            N/A         17018
EASTERN CO               COM        276317104   1253      62642      SH          SHARED-OTHER    N/A                  62642
EASTERN CO               COM        276317104   1167      58350      SH          SOLE            N/A         58350
ECOLOGY & ENVRNMT INC    CL A       278878103   413       27704      SH          SHARED-OTHER    N/A                  27704
ECOLOGY & ENVRNMT INC    CL A       278878103   625       41891      SH          SOLE            N/A         41891
EDAC TECHNOLOGIES CORP   COM        279285100   745       57996      SH          SHARED-OTHER    N/A                  57996
EDAC TECHNOLOGIES CORP   COM        279285100   1907      148396     SH          SOLE            N/A         148396
EMCLAIRE FINANCIAL       COM        290828102   228       12824      SH          SHARED-OTHER    N/A                  12824
EMCLAIRE FINANCIAL       COM        290828102   45        2535       SH          SOLE            N/A         2535
ESCALADE INC             COM        296056104   1132      191279     SH          SHARED-OTHER    N/A                  191279
ESCALADE INC             COM        296056104   641       108292     SH          SOLE            N/A         108292
FOSTER LB CO             COM        350060109   2413      84643      SH          SHARED-OTHER    N/A                  84643
FOSTER LB CO             COM        350060109   613       21489      SH          SOLE            N/A         21489
FOX CHASE BANCORP        COM        35137T108   139       10692      SH          SOLE            N/A         10692
INC NEW
GIGA TRONICS INC         COM        375175106   19        13069      SH          SOLE            N/A         13069
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   4095      148043     SH          SHARED-OTHER    N/A                  148043
                         $0.01
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   6779      245099     SH          SOLE            N/A         245099
                         $0.01
GLOBECOMM SYSTEMS INC    COM        37956X103   3031      209600     SH          SHARED-OTHER    N/A                  209600
GLOBECOMM SYSTEMS INC    COM        37956X103   2820      194998     SH          SOLE            N/A         194998
GREAT LAKES DREDGE       COM        390607109   1440      199400     SH          SHARED-OTHER    N/A                  199400
& DOCK CO
GREAT LAKES DREDGE       COM        390607109   1568      217207     SH          SOLE            N/A         217207
& DOCK CO
GTSI CORP                COM        36238K103   964       198294     SH          SHARED-OTHER    N/A                  198294
GTSI CORP                COM        36238K103   1034      212668     SH          SOLE            N/A         212668
INFUSYSTEM HLDGS INC     COM        45685K102   1420      732200     SH          SHARED-OTHER    N/A                  732200
INFUSYSTEM HLDGS INC     COM        45685K102   2205      1136762    SH          SOLE            N/A         1136762
INVESTORS BANCORP INC    COM        46146P102   180       12000      SH          SOLE            N/A         12000
JACKSONVILLE BANCORP     COM        46924R106   178       11700      SH          SHARED-OTHER    N/A                  11700
INC MD
JACKSONVILLE BANCORP     COM        46924R106   296       19442      SH          SOLE            N/A         19442
INC MD
JOURNAL COMMUNIC INC     CL A       481130102   1350      239840     SH          SHARED-OTHER    N/A                  239840
JOURNAL COMMUNIC INC     CL A       481130102   1673      297237     SH          SOLE            N/A         297237
KAPSTONE PAPER           COM        48562P103   5495      278914     SH          SHARED-OTHER    N/A                  278914
& PACKAGING CORP
KAPSTONE PAPER           COM        48562P103   8503      431626     SH          SOLE            N/A         431626
& PACKAGING CORP
KIMCO RLTY CORP          COM        49446R109   433       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP                COM        500692108   123       22800      SH          SHARED-OTHER    N/A                  22800
KOSS CORP                COM        500692108   90        16575      SH          SOLE            N/A         16575
LIN TV CORP              CL A       532774106   16        3997       SH          SHARED-OTHER    N/A                  3997
LIN TV CORP              CL A       532774106   296       73005      SH          SOLE            N/A         73005
MER TELEMANAGEMENT       SHS        M69676126   64        33750      SH          SHARED-OTHER    N/A                  33750
SOLUTIONS
MER TELEMANAGEMENT       SHS        M69676126   39        20600      SH          SOLE            N/A         20600
SOLUTIONS
MOD-PAC CORP             COM        607495108   429       61353      SH          SHARED-OTHER    N/A                  61353
MOD-PAC CORP             COM        607495108   632       90225      SH          SOLE            N/A         90225
MUTUALFIRST FINL INC     COM        62845B104   248       25260      SH          SHARED-OTHER    N/A                  25260
MUTUALFIRST FINL INC     COM        62845B104   56        5666       SH          SOLE            N/A         5666
NORTHWEST BANCSHARES     COM        667340103   572       45000      SH          SHARED-OTHER    N/A                  45000
NORTHWEST BANCSHARES     COM        667340103   364       28625      SH          SOLE            N/A         28625
NORWOOD FINANCIAL CORP   COM        669549107   141       5431       SH          SHARED-OTHER    N/A                  5431
NORWOOD FINANCIAL CORP   COM        669549107   207       7968       SH          SOLE            N/A         7968
OBA FINANCIAL SVCS INC   COM        67424G101   143       10200      SH          SHARED-OTHER    N/A                  10200
OBA FINANCIAL SVCS INC   COM        67424G101   353       25200      SH          SOLE            N/A         25200
OCONEE FED FINL CORP     COM        675607105   132       11451      SH          SHARED-OTHER    N/A                  11451
OCONEE FED FINL CORP     COM        675607105   132       11451      SH          SOLE            N/A         11451
ONVIA INC                COM NEW    68338T403   536       137200     SH          SHARED-OTHER    N/A                  137200
ONVIA INC                COM NEW    68338T403   1038      265353     SH          SOLE            N/A         265353
PATHFINDER BANCORP INC   COM        70320A103   291       30815      SH          SHARED-OTHER    N/A                  30815
PATHFINDER BANCORP INC   COM        70320A103   582       61679      SH          SOLE            N/A         61679
PEOPLES UNITED           COM        712704105   192       14518      SH          SOLE            N/A         14518
PMFG INC                 COM        69345P103   4429      295296     SH          SHARED-OTHER    N/A                  295296
PMFG INC                 COM        69345P103   4847      323131     SH          SOLE            N/A         323131
PROASSURANCE CORP        COM        74267C106   848       9622       SH          SHARED-OTHER    N/A                  9622
PROASSURANCE CORP        COM        74267C106   402       4557       SH          SOLE            N/A         4557
PROV & WOR RAILRD CO     COM        743737108   377       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO     COM        743737108   22        1500       SH          SOLE            N/A         1500
ROMA FINANCIAL CORP      COM        77581P109   110       11200      SH          SHARED-OTHER    N/A                  11200
ROMA FINANCIAL CORP      COM        77581P109   175       17869      SH          SOLE            N/A         17869
SCRIPPS EW CO OHIO       CL A NEW   811054402   1181      119633     SH          SHARED-OTHER    N/A                  119633
SCRIPPS EW CO OHIO       CL A NEW   811054402   1783      180631     SH          SOLE            N/A         180631
SEARCHMEDIA HLDGS LTD    SHS        G8005Y106   42        25100      SH          SHARED-OTHER    N/A                  25100
SEARCHMEDIA HLDGS LTD    SHS        G8005Y106   25        15000      SH          SOLE            N/A         15000
SEARCHMEDIA HLDGS LTD    W EXP      G8005Y114   3         25000      SH          SHARED-OTHER    N/A                  25000
                         11/19/11
SUPERIOR UNIF GRP INC    COM        868358102   169       14500      SH          SHARED-OTHER    N/A                  14500
SUPERIOR UNIF GRP INC    COM        868358102   12        1000       SH          SOLE            N/A         1000
SUSQUEHANNA BANCSHARES   COM        869099101   99        11808      SH          SHARED-OTHER    N/A                  11808
INC P
TECHE HOLDING CO         COM        878330109   521       13800      SH          SHARED-OTHER    N/A                  13800
TECHE HOLDING CO         COM        878330109   321       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP        COM        872391107   890       36855      SH          SHARED-OTHER    N/A                  36855
TF FINANCIAL CORP        COM        872391107   437       18082      SH          SOLE            N/A         18082
UNITED ONLINE INC        COM        911268100   83        17000      SH          SHARED-OTHER    N/A                  17000
UNITED ONLINE INC        COM        911268100   85        17500      SH          SOLE            N/A         17500
UNIVERSAL STAINLESS      COM        913837100   1188      27900      SH          SHARED-OTHER    N/A                  27900
& ALLOY
UNIVERSAL STAINLESS      COM        913837100   77        1800       SH          SOLE            N/A         1800
& ALLOY
US LIME & MINERAL        COM        911922102   3297      55409      SH          SHARED-OTHER    N/A                  55409
US LIME & MINERAL        COM        911922102   2289      38464      SH          SOLE            N/A         38464
VIRCO MANUFACTURING CO   COM        927651109   741       361248     SH          SHARED-OTHER    N/A                  361248
VIRCO MANUFACTURING CO   COM        927651109   973       474391     SH          SOLE            N/A         474391
WPX ENERGY INC           COM        98212B103   366       20300      SH          SHARED-OTHER    N/A                  20300
WPX ENERGY INC           COM        98212B103   676       37500      SH          SOLE            N/A         37500
YADKIN VLLY FNCL CORP    COM        984314104   15        5064       SH          SHARED-OTHER    N/A                  5064
YADKIN VLLY FNCL CORP    COM        984314104   15        5160       SH          SOLE            N/A         5160

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, a private fund managed by Minerva Advisors LLC. Shares reported as
"Shared-Other" under Column 6 and "Shared" under Column 8 relate to managed accounts for which
Minerva Advisors LLC is the investment advisor.

==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary
Anne Mayo, Scott M. Dubowsky, Sean W. McDowell, Beth N. Lowson and Anne Mulcahy, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(f), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(f), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 9th day of February, 2012.

						By: /s/ David P. Cohen
						   David P. Cohen